Transactions with related parties	12 Months Ended
Dec. 31, 2022
Transactions with related parties
Transactions with related parties
3.

Transactions with related parties
a)

Altair Travel Agency S.A. (“Altair”):

The Company uses the

services of an affiliated

travel agent,
Altair, which

is controlled by the Company’s

Chairman of the Board. Travel

expenses for 2022, 2021 and
2020 amounted to $ 2,644 , $ 2,210

and $
1,854 , respectively, and are mainly included in “Vessels, net book value”,

“Vessel

operating

expenses”

and

“General

and

administrative

expenses”

in

the

accompanying
consolidated

financial

statements.

As

of

December

31,

2022

and

2021,

an

amount

of

$
136

and

$
138 ,
respectively,

was

payable

to

Altair

and

is

included

in

“Due

to

related

parties”

in

the

accompanying
consolidated balance sheets.

b)

Steamship Shipbroking Enterprises Inc. or

Steamship:

Steamship is a company controlled by
the Company’s

Chairman of the

Board which provides

brokerage services to

DSI for a

fixed monthly fee
plus commission on

the sale of

vessels, pursuant

to a Brokerage

Services Agreement.

For 2022, 2021

and
2020 brokerage fees amounted to $ 3,309 , $ 3,309

and $
2,653
, respectively,

and are included in “General
and administrative

expenses” in

the accompanying

consolidated statements

of operations.

For 2022,

2021,
and

2020,

commissions

on

the

sale

and

purchase

of

vessels

amounted

to

$
1,219
,

$
712

and

$
576 ,
respectively and are included

in the calculation of

impairment charge when the

vessels were recorded at
fair value

less cost

to sell,

or the

gain/loss on

the sale

of vessels.

As of

December 31,

2022 and

2021,
there was no

amount due to Steamship.

c)

Diana Wilhelmsen Management Limited, or DWM:

DWM is a joint venture between

Diana Ship
Management Inc., a

wholly owned subsidiary

of DSI, and

Wilhelmsen Ship Management

Holding AS, an
unaffiliated third party,

each holding
50
% of DWM.

The DWM office

is located in

Athens, Greece. During
2021 and 2020, each 50
% shareholder of DWM

contributed an amount of

$
375

and $
500 , respectively, as
additional investment to DWM. As of December 31, 2022, the investment in DWM amounted to $
506

and
is separately presented

in “Equity method investments” in the

accompanying 2022 consolidated balance
sheet

and as

of

December 31,

2021, the

investment in

DWM

was a

liability amounting

to

$
388

and is
included in

“Due to

related parties”

in the

accompanying 2021

consolidated balance

sheet. In

2022, the
investment

in

DWM

resulted

in

gain

of

$
894
,

and

in

2021

and

in

2020,

resulted

in

a

loss

of

$
333

and
$ 1,110
,

respectively,

included

in

“Gain/(loss)

from

equity

method

investments”

in

the

accompanying
consolidated statements of operations.
From October

8, 2019

until May 24,

2021, DSS outsourced

the management of

certain vessels to

DWM
for

which

DSS

was

paying

a

fixed

monthly

fee

per

vessel

and

a

percentage

of

those

vessels’

gross
revenues.

On

May

24,

2021,

the

management

of

the

same

vessels

was

transferred

to

DWM

directly,
whereas the vessel

owning companies of

these vessels entered

into new management

agreements with
DWM under

which they pay

a fixed monthly

fee and

a percentage of

their gross revenues.

Management
fees paid to

DWM in

2022, 2021 and

2020 amounted to

$
511 , $ 1,432

and $
2,017
, respectively,

and are
separately presented

as “Management

fees to related

party” in

the accompanying

consolidated statements
of

operations.

Additionally,

in

2022,

the

Company

paid

to

DWM

management

fees

amounting to

$
272 ,
included

in

“Advances

for

vessel

acquisitions”

and

“Vessels,

net”,

relating

to

the

management

of
four
Ultramax vessels the Company assigned

to DWM with new management

agreements and incurred during
the predelivery period of the vessels.

Commissions for 2022, 2021 and

2020 amounted to $
162 , $ 200

and
$ 353
, respectively, and are

included in

“Voyage expenses”

(Note 10).

As of

December 31, 2022

and 2021,
there

was

an

amount

of

$
216

and

$
952

due

from

DWM,

included

in

“Due

from

related

parties”

in

the
accompanying consolidated balance sheets (Note

8(b)). As of

December 31, 2021, the

amount due from
related parties includes a provision of

$
300

for credit losses (Note 2

(z)), which in 2022 was reversed,

as
the due amount was collected.
d)

Series D Preferred

Stock
: On June 22,

2021, the Company

issued
400

shares Series D

Preferred
Stock, to an affiliate of its Chief Executive Officer, Mrs. Semiramis Paliou for an aggregate purchase price of $ 254

net of expenses (Note 9).
e)

Sale and

purchase of Bond

by executives
: On

June 22,

2021, entities affiliated

with executive
officers

and directors

of the

Company sold

their bonds

of the

Company’s 9.5%

Senior Unsecured

Bond
and

participated in

the

8.375% Senior

Unsecured Bond

with an

aggregate principal

amount

of

$
21,000
(Note 6).
f)

OceanPal Inc.,

or OceanPal:

in November

2021, the

Company entered

into a

Contribution and
Conveyance

agreement

with

its

wholly

owned

subsidiary

OceanPal,

to

contribute

to

it
three

of

its
shipowning subsidiaries

and working

capital of

$
1,000

in exchange

for
500,000

of OceanPaI's

Series B
Preferred Shares; 10,000

of OceanPal's Series

C Convertible Preferred

Shares; and
100 % of the common
shares of

OceanPal to

be issued

and outstanding

on the

spinoff with

cancellation

of the

existing outstanding
common shares. On

November 29, 2021, the

Company completed a pro

rata distribution of the

common
stock of

OceanPal to the

Company’s stockholders of

record as

of the close

of business on

November 3,
2021. Each of the

Company’s stockholders received one

share of OceanPal Inc.

common stock for each
ten shares of the Company’s common stock held as of the close of business on November 3, 2021. As of
December

31,

2021,

the

Company

evaluated

OceanPal’s

spinoff

and

concluded

that

it

was

a

pro

rata
distribution to the

owners of the

Company of

shares of a

consolidated subsidiary that

does not meet

the
definition

of

a

business

under

ASC

805

Business

Combinations,

as

the

fair

value

of

the

gross

assets
contributed

to

OceanPal

was

concentrated

in

a

group

of

similar

identifiable

assets,

the

vessels.

The
Company

also

assessed

that

the

fair

value

of

the

nonmonetary

assets

transferred

to

OceanPal

was
objectively measurable and clearly realizable to the transferor in an outright sale at or near the time of the distribution. The spinoff

was measured at

fair value and

a gain of

$
15,252
, being the

difference between
the

fair

value

and

book

value

of

the

OceanPal,

was

recognized

and

separately

presented

as

“Gain

on
spinoff of OceanPal Inc.” in the accompanying consolidated statements of operations.

The fair value of

the assets contributed,

amounting to $
48,084

less the fair

value of
500,000

of OceanPal’s
Series B

Preferred Shares

and
10,000

of OceanPal’s

Series C

Convertible Preferred

Shares, issued

by
OceanPal to Diana in

connection with the transaction,

amounting to $
7,575
, was recorded as

dividend in
the Company’s consolidated

statement of

stockholders’ equity

for the year

ended December

31, 2021.

The
fair

value

of

the

vessels

was

measured

on

the

date

of

the

spinoff,

on

November

29,

2021,

and

was
determined

through

Level

2

inputs

of

the

fair

value

hierarchy

by

taking

into

consideration

third

party
valuations which were based on

the last done deals of sale

of vessels, on a charter

free basis, with similar
characteristics, such

as type,

size and

age at

the specific

dates. The

fair value

of the

remaining assets
contributed approximated their carrying value.

Since

the

spinoff,

the

Company

is

the

holder

of

Series

B

Preferred

Shares

and

Series

C

Convertible
Preferred Shares of OceanPal,

or together the

“OceanPal Shares”. Series B

Preferred Shares entitle the
holder

to
2,000

votes

on

all

matters

submitted

to

vote

of

the

stockholders

of

the

Company,

provided
however, that the total

number of

votes shall

not exceed
34
% of the

total number of

votes, provided

further,
that the total number of votes entitled to vote, including common stock or any other voting security,

would
not exceed 49
% of the total number of votes.

Series

C

Preferred

Shares

do

not

have

voting

rights

unless

related

to

amendments

of

the

Articles

of
Incorporation that adversely alter

the preference, powers or

rights of the

Series C Preferred

Shares or to
issue Parity

Stock or

create or

issue Senior

Stock. Series

C Preferred

Shares

have become

convertible
into common stock

at the Company’s

option since the

first anniversary of the

issue date, at

a conversion
price

equal

to

the

lesser

of

$
6.5

and

the

10-trading day

trailing

VWAP

of

OceanPal’s

common

shares,
subject

to

adjustments.

Additionally,

Series

C

Preferred

Shares

have

a

cumulative

preferred

dividend
accruing

at

the

rate

of
8
%

per

annum,

payable

in

cash

or,

at

OceanPal’s

election,

in

kind

and

has

a
liquidation preference

equal to

the

stated value

of

$
10,000
.

As there

was no

observable market

for the
OceanPal Shares,

at the

spinoff the

Series B

Preferred Shares

were recorded

at their

par value,

or $
5 ,
which the Company

assessed was the

fair value, and

Series C Preferred

Shares were recorded

at $
7,570 ,
being the

fair value of

the shares determined

through Level 2

inputs of the

fair value hierarchy

by taking
into consideration a

third party

valuation based on

the income approach,

taking into

account the present
value of the future cash flows the Company expects to receive from holding the equity instrument.
During

2022

and

for

the

period

from

the

spinoff

to

December

31,

2021,

the

Company

assessed

the
existence of

an observable

market for

the OceanPal

Shares, the

existence of

observable price

changes
for identical or similar investments of the same issuer and the existence of any indications for impairment.
As per the Company’s assessment no such have been identified as of

December 31, 2022 and 2021 and
for

the

periods

then

ended

and

the

investments

continued

to

qualify

to

be

measured

at

cost.

As

of
December 31, 2022 and

2021, the aggregate value

of investments without

readily determinable fair

values
amounted to $ 7,744

and $
7,644 , respectively, including accrued dividends of $ 169

and $
69 , respectively,
and are separately presented as “Investments

in related party” in the accompanying

consolidated balance
sheets. Additionally, as of December 31, 2021, an amount of $ 70 was due to OceanPal, as a result of the
spinoff,

included in “Due to related parties”,

which was settled in 2022.
On September 20, 2022, OceanPal issued 25,000

Series D Preferred Shares, par value $
0.01

per share,
as part

of the

consideration provided to

the Company for

the acquisition of

Baltimore, which

was sold to
OceanPal,

pursuant

to

a

Memorandum

of

Agreement

dated

June

13,

2022,

for

$
22,000

before
commissions, of

which $
4,400

was in

cash and

the balance

of

$
17,600

through the

Series D

Preferred
shares (Note 4). The

Company has initially

measured its investments

on Series D preferred

shares at their
fair value on their

issuance date on September

20, 2022 and has

elected to subsequently measure such
investments in accordance

with the paragraph

ASC 321-10-35-2 (Note

2(aa)). The fair value

of Series D
Preferred Shares, of $ 17,600 , was determined through Level 2 inputs of the fair value hierarchy by taking into consideration

a third-party valuation

which was

based on the

income approach,

taking into account

the
present value of the future cash flows

the Company expects to receive

from holding the equity instrument.
The

shares

are

convertible

into

common

stock

at

the

Company’s

option,

provided

however

that

the
Company would not

beneficially own greater than
49
% of

the outstanding shares

of common stock;

they
have no

voting rights; they

have a

cumulative dividend accruing

at the

rate of
7
% per

annum payable in
cash or,

at OceanPal’s

election, in

PIK shares

(Series D

Preferred shares issued

to the

holder in

lieu of
cash

dividends);

and

they

have

a

liquidation

preference

equal

$
1,000

per

share.

From

the

date

of

the
acquisition

of

the

investment

in

Series

D

preferred

shares

and

up

to

the

date

of

its

distribution

to

the
Company's

shareholders

(see

discussion

below),

the

Company

did

not

identify

any

indications

for
impairment or any observable prices for identical or similar investments of the same issuer.

On December 15, 2022, the Company distributed those shares as non-cash dividend (dividend in kind) to its shareholders

of record

on November

28, 2022.

The shareholders

had the

option to

receive Series

D
Preferred Shares

or

common shares

of OceanPal

at

the

conversion rate

determined before

distribution
according to

the terms

of the

designation statement.

The Company’s

shareholders received
72,011,457
common

shares

of

OceanPal,

and
9,172

Series

D

Preferred

Shares.

The

Company

accounted

for

the
transaction as

a nonreciprocal

transfer with

its owners

in accordance

with ASC

845 and

measured their
fair

value

on

the

date

of

declaration

at

$
18,189
.

The

fair

value

of

the

Series

D

Preferred

Shares

was
determined through

Level 2

inputs of

the fair

value hierarchy,

by using

the income

approach, taking into
account

the

present

value

of

the

future

cash

flows,

the

holder

of

shares

would

expect

to

receive

from
holding the equity

instrument. This

resulted in gain

of $
589
, being the

difference between the

fair value and
the carrying value

of the investment and

is separately presented as

“Gain on dividend

distribution”

in the
accompanying consolidated statements of operations.
During 2022 and 2021, dividend

income deriving from the Company’s investments

in OceanPal amounted
to $ 917

and $
69 , respectively.